Financial instruments and related disclosures - Schedule of Debt Interest Rate Repricing (Details) - GBP (£) £ in Millions	Dec. 31, 2025	Dec. 31, 2024
Disclosure of debt interest rate repricing [line items]
Debt instruments issued	£ (16,890)	£ (15,884)
Non-interest bearing	0	(2)
Floating and fixed rate debt | Floating and fixed rate debt less than one year
Disclosure of debt interest rate repricing [line items]
Debt, Current	(2,875)	(2,181)
Floating and fixed rate debt | Between one and two years
Disclosure of debt interest rate repricing [line items]
Debt, non-current	(1,487)	(1,410)
Floating and fixed rate debt | Between two and three years
Disclosure of debt interest rate repricing [line items]
Debt, non-current	(2,247)	(721)
Floating and fixed rate debt | Between three and four years
Disclosure of debt interest rate repricing [line items]
Debt, non-current	(1,174)	(2,355)
Floating and fixed rate debt | Between four and five years
Disclosure of debt interest rate repricing [line items]
Debt, non-current	(1,646)	(1,207)
Floating and fixed rate debt | Between five and ten years
Disclosure of debt interest rate repricing [line items]
Debt, non-current	(3,920)	(2,738)
Floating and fixed rate debt | Greater than ten years
Disclosure of debt interest rate repricing [line items]
Debt, non-current	(3,541)	(5,272)
Fixed rate interest
Disclosure of debt interest rate repricing [line items]
Interest bearing debt	(15,052)	(15,126)
Floating rate interest
Disclosure of debt interest rate repricing [line items]
Interest bearing debt	£ (1,838)	£ (756)